Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line items]
Carrying value	$ 248,815	$ 147,399
Impairment to property, plant and equipment	(10,400)	0
Mineral interests [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Carrying value	192,384	92,979
Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Carrying value	12,469	12,469
Relief Canyon [Member] | Mineral interests [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Carrying value	16,000	16,000
Relief Canyon [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Carrying value	4,400	7,000
Relief Canyon [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Carrying value	0	$ 1,200
San Felipe Property [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Carrying value	$ 12,500